Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Consolidated assets	$ 1,527,015	[1]	$ 1,422,968	[1]
Third party liabilities	(1,356,007)	[2]	(1,264,057)	[2]
Noncontrolling interests	(866)		(1,357)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	8,944		16,054
Consolidated assets	8,122		14,625
Third party liabilities	(2,484)		(6,443)
Noncontrolling interests	(5)		(48)
Net assets	5,633		8,134
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	8,122		14,625
Third party liabilities	(2,484)		(6,443)
Noncontrolling interests	(5)		(48)
Net assets	5,633		8,134
Consolidated VIEs [Member] | Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,770		8,633
Consolidated VIEs [Member] | Nonconforming Residential Mortgage Backed Securities [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	6,018		7,707
Third party liabilities	(2,214)		(2,933)
Noncontrolling interests	0		0
Net assets	3,804		4,774
Consolidated VIEs [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets	0		2,059
Consolidated VIEs [Member] | Multi-seller commercial paper conduit [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	0		2,036
Third party liabilities	0		(2,053)
Noncontrolling interests	0		0
Net assets	0		(17)
Consolidated VIEs [Member] | Structured Asset Finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets	56		71
Consolidated VIEs [Member] | Structured Asset Finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	56		71
Third party liabilities	(18)		(17)
Noncontrolling interests	0		0
Net assets	38		54
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,536		1,837
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	1,536		1,837
Third party liabilities	(70)		(2)
Noncontrolling interests	0		0
Net assets	1,466		1,835
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	582		3,454
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	512		2,974
Third party liabilities	(182)		(1,438)
Noncontrolling interests	(5)		(48)
Net assets	325		1,488
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	17,449		23,514
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	15,307		22,345
Third party liabilities	(13,547)		(19,768)
Noncontrolling interests	0		0
Net assets	1,760		2,577
Total secured borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	486		975
Total secured borrowings [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	486		975
Third party liabilities	(277)		(696)
Noncontrolling interests	0		0
Net assets	209		279
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,626		16,782
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	9,210		15,130
Third party liabilities	(7,874)		(13,248)
Noncontrolling interests	0		0
Net assets	1,336		1,882
Total secured borrowings [Member] | Residental mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,337		5,757
Total secured borrowings [Member] | Residental mortgage securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	5,611		6,240
Third party liabilities	(5,396)		(5,824)
Noncontrolling interests	0		0
Net assets	215		416
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	26,393		39,568
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	23,429		36,970
Third party liabilities	(16,031)		(26,211)
Noncontrolling interests	(5)		(48)
Net assets	$ 7,393		$ 10,711

[1]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2013 and December 31, 2012, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $29 million and $0 million; Accrued expenses and other liabilities, $90 million and $134 million; Long-term debt, $2.3 billion and $3.5 billion; and Total liabilities, $2.4 billion and $3.6 billion, respectively.